Accounts Receivable, Net - Schedule of Accounts Receivable, Net of Allowance for Current Expected Credit Losses (Details) - USD ($)	Aug. 31, 2025	Aug. 31, 2024
Schedule of Accounts Receivable, Net of Allowance for Current Expected Credit Losses [Line Items]
Accounts receivable, net	$ 31,731	$ 35,395
Within 30 days [Member]
Schedule of Accounts Receivable, Net of Allowance for Current Expected Credit Losses [Line Items]
Accounts receivable, net	$ 31,731	$ 35,395